ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I - BALANCE SHEETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Current Assets:
Cash and cash equivalents	¥ 673,669	$ 97,673	¥ 661,390	¥ 1,189,620
Short-term investments measured at fair value	205,861	29,847	182,556
Prepayments and other current assets	282,066	40,896	242,199
Total current assets	3,235,825	469,151	2,801,737
Total assets	3,473,814	503,656	3,145,833
Other non-current liabilities			1,537
Total liabilities	2,825,579	409,670	2,297,129
SHAREHOLDERS' DEFICIT
Treasury shares (2,330,620 shares as of December 31 2021 and 2022)	(40,859)	(5,924)	(40,859)
Additional paid-in capital	2,977,174	431,650	2,817,789
Accumulated deficit	(3,426,556)	(496,804)	(3,009,678)
Accumulated other comprehensive income	75,586	10,959	59,371
Total 111, Inc.' deficit	(414,599)	(60,111)	(173,321)
Total liabilities, mezzanine equity and equity	3,473,814	503,656	3,145,833
Ordinary shares Class A
SHAREHOLDERS' DEFICIT
Ordinary shares, value	31	5	31
Ordinary shares Class B
SHAREHOLDERS' DEFICIT
Ordinary shares, value	25	3	25
Parent
Current Assets:
Cash and cash equivalents	4,873	707	12,943
Short-term investments measured at fair value	55,755	8,084	32,156
Prepayments and other current assets	3,168	458	4,291
Total current assets	63,796	9,249	49,390
Total assets	63,796	9,249	49,390
Other current liabilities	82,004	11,889	51,306
Deficit in subsidiaries/former VIE	396,391	57,471	169,868
Other non-current liabilities			1,537
Total liabilities	478,395	69,360	222,711
SHAREHOLDERS' DEFICIT
Treasury shares (2,330,620 shares as of December 31 2021 and 2022)	(40,859)	(5,924)	(40,859)
Additional paid-in capital	2,977,174	431,650	2,817,789
Accumulated deficit	(3,426,556)	(496,804)	(3,009,678)
Accumulated other comprehensive income	75,586	10,959	59,371
Total 111, Inc.' deficit	(414,599)	(60,111)	(173,321)
Total liabilities, mezzanine equity and equity	63,796	9,249	49,390
Parent | Ordinary shares Class A
SHAREHOLDERS' DEFICIT
Ordinary shares, value	31	4	31
Parent | Ordinary shares Class B
SHAREHOLDERS' DEFICIT
Ordinary shares, value	¥ 25	$ 4	¥ 25